Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2022		Oct. 31, 2021
ASSETS
Cash and non-interest-bearing deposits with banks	$ 20,768	[1]	$ 34,573
Interest-bearing deposits with banks	27,252		22,424
Securities (Note 5)	172,273		161,401
Cash collateral on securities borrowed	14,623		12,368
Securities purchased under resale agreements	64,424		67,572
Loans (Note 6)
Residential mortgages	261,986		251,526
Personal	43,969		41,897
Credit card	15,087		11,134
Business and government	172,475		150,213
Allowance for credit losses	(2,823)		(2,849)
Total loans	490,694		451,921
Other
Derivative instruments	46,665		35,912
Customers' liability under acceptances	11,736		10,958
Property and equipment	3,357		3,286
Goodwill	5,103		4,954
Software and other intangible assets	2,371		2,029
Investments in equity-accounted associates and joint ventures	617		658
Deferred tax assets	300		402
Other assets	33,965		29,225
Other miscellaneous assets	104,114		87,424
Total assets	894,148		837,683
Deposits (Note 7)
Personal	225,229		213,932
Business and government	368,969		344,388
Bank	22,495		20,246
Secured borrowings	48,794		42,592
Deposits	665,487		621,158
Obligations related to securities sold short	18,970		22,790
Cash collateral on securities lent	3,094		2,463
Obligations related to securities sold under repurchase agreements	66,837		71,880
Other
Derivative instruments	45,054		32,101
Acceptances	11,767		10,961
Deferred tax liabilities	121		38
Other liabilities	28,580		24,923
Other miscellaneous liabilities	85,522		68,023
Subordinated indebtedness	6,291		5,539
Equity
Contributed surplus	115		110
Retained earnings	27,567		25,793
Accumulated other comprehensive income (AOCI)	1,202		1,069
Total shareholders' equity	47,754		45,648
Non-controlling interests	193		182
Total equity	47,947		45,830
Total liabilities and equities	894,148		837,683
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	4,325		4,325
Total equity	4,325		4,325
Common shares [member]
Equity
Issued shares (Note 9)	14,545		14,351
Total equity	$ 14,545		$ 14,351

[1]	Includes restricted cash of $481 million (January 31, 2022: $462 million; April 30, 2021: $492 million) and interest-bearing demand deposits with Bank of Canada.